COMMITMENTS AND CONTINGENCIES (Details Narrative)					1 Months Ended					3 Months Ended
	Jan. 13, 2023 USD ($)	Jan. 13, 2023 HKD ($)	Jan. 01, 2021 USD ($)	Jan. 01, 2021 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Aug. 31, 2023 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Aug. 02, 2022 USD ($)
Other Commitments [Line Items]
Rent expenses										$ 2,522	$ 3,184
Right-of-use asset recognized												$ 8,704
Incremental borrowing rate												5.00%
Decrease in operating lease liabilities										$ 0	$ (356)
Hong Kong Office Facility [Member]
Other Commitments [Line Items]
Decrease in operating lease liabilities									$ 6,080
Office Space Sharing Agreement [Member]
Other Commitments [Line Items]
Right-of-use asset recognized												$ 8,704
Monthly [Member]
Other Commitments [Line Items]
Rent expenses	$ 382	$ 3,000	$ 360	$ 2,800	$ 847	$ 6,650	$ 828	$ 6,500